Shareholder Report, Average Annual Return (Details)	6 Months Ended	8 Months Ended	12 Months Ended	56 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Aug. 12, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Jensen Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Jensen Quality Growth ETF NAV
Average Annual Return, Percent		8.12%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent			15.44%	13.04%
Class J
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent			15.12%	12.78%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent			15.46%	13.07%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent			24.92%			11.93%	9.16%
Class J
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent			24.62%			11.67%	8.93%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent			24.95%		11.58%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent		13.36%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent			26.12%	16.03%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent			26.12%	16.03%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent			26.12%	16.03%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent			34.49%			15.23%	12.89%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent			33.66%			12.05%	10.45%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent			34.49%			15.23%	12.89%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent			33.66%			12.05%	10.45%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent			34.49%		14.52%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent			33.66%		11.49%